NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2020	Jan. 31, 2020
UTour Pte. Ltd [Member]
Noncontrolling Interest, Ownership Percentage by WeTrade Information Technology Limited	100.00%
WeTrade Information Technology Limited [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%
Wepay System [Member]
Computarized software cost		$ 400,000
Global Joy Trip Technology (Beijing) Co Limited [Member]
Services fees from related party	The Group shall receive 2% of the total Gross Merchandise Volume (“GMV”) generated in Global Joy e-commerce platform as service fee